CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (137,759)	$ (42,976)	$ (108,240)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,199	17,134	30,007
Share-based compensation expense	1,200	2,044	1,025
Accrued severance pay, net	189	392	(268)
Changes in deferred tax, net	(961)	(621)	11,905
Capital loss from sale of property, plant and equipment	149	980	18
Legal settlements and loss contingencies, net	25,555	7,242	(4,770)
Decrease in trade receivables	88	18,748	11,760
Decrease in other accounts receivable and prepaid expenses	10,966	6,857	8,145
Decrease in inventories	21,099	20,128	101,549
Increase (decrease) in trade payables	(15,342)	8,952	(29,465)
Increase (decrease) in warranty provision	170	(579)	(165)
Decrease in right of use assets	14,213	3,371	7,865
Decrease in lease liabilities	(1,959)	(5,006)	(9,516)
Contingent consideration related to acquisition	0	(53)	264
Amortization of premium and accretion of discount on marketable securities, net	0	0	63
Changes in accrued interest related to marketable securities	0	0	39
Impairment of long lived assets, restructuring and other related costs	48,753	1,007	47,939
Decrease in accrued expenses and other liabilities including related party	(18,589)	(5,746)	(1,626)
Net cash (used in) provided by operating activities	(38,029)	31,874	66,529
Cash flows from investing activities:
Net cash paid for acquisitions	0	(1,556)	0
Repayment of (Investment in) short-term deposits	47,520	(12,500)	(36,500)
Purchase of property, plant and equipment	(9,036)	(10,421)	(11,168)
Proceeds from sale of property, plant and equipment	3,735	67	177
Sale and maturity of marketable securities	0	0	7,100
Proceeds from (investment in) long-term deposits	(243)	51	(135)
Net cash provided by (used in) investing activities	41,976	(24,359)	(40,526)
Cash flows from financing activities:
Repayment of short-term bank credit and loans, net	(1,960)	(2,545)	(23,268)
Payments related to transactions with non-controlling interest	(1,920)	0	0
Contingent and deferred considerations related to acquisition	0	(500)	(511)
Net cash used in financing activities	(3,880)	(3,045)	(23,779)
Effect of exchange rate differences on cash and cash equivalents	1,037	(1,757)	318
Increase in cash and cash equivalents	1,104	2,713	2,542
Cash and cash equivalents at beginning of year	57,336	54,623	52,081
Cash and cash equivalents at end of year	58,440	57,336	54,623
Cash received (paid) during the year for:
Interest paid	(280)	(548)	(716)
Interest received	3,808	4,003	849
Tax paid	(546)	(3,117)	(1,852)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	(103)	106	188
Operating lease liabilities and right-of-use assets	$ 23,230	$ 22,120	$ 19,364